Trade and other payables	12 Months Ended
Jun. 30, 2024
Trade and other payables
Trade and other payables
24	Trade and other payables

	2024	2023
	£’000	£’000
Trade payables	341,288	302,708
Other payables	9,734	12,039
Accrued expenses	52,257	62,271
Social security and other taxes	21,645	20,595
	424,924	397,613
Less: non-current portion
Trade payables	175,835	160,649
Other payables	59	492
Non-current trade and other payables	175,894	161,141
Current trade and other payables	249,030	236,472

(i)	Accounting policy

Trade and other payables are liabilities for goods and services provided to the Group prior to the end of the financial year which are unpaid. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method. They are classified as current liabilities if payment is due within one year or less. If not they are presented as non-current liabilities.

(ii)	Amounts included in trade payables

Trade payables include transfer fees and other associated costs in relation to the acquisition of registrations of £331,418,000 (2023: £276,626,000) of which £175,835,000 (2023: £160,649,000) is due after more than one year. Of the amount due after more than one year, £106,636,000 (2023: £80,256,000) is expected to be paid between 1 and 2 years, and the balance of £69,199,000 (2023: £80,393,000) is expected to be paid between 2 and 5 years.

(iii)	Amounts included in accrued expenses

Accrued expenses include £1,095,000 (2023: £1,632,000) related to share-based payment transactions expected to be cash-settled.

(iv)	Fair value of trade payables

Gross contractual trade payables pre discounting as at 30 June 2024 were £362,230,000 (2023: £317,809,000). The fair value of other payables is not materially different to their carrying amount.